Related Party Transactions - Key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Short-term employee benefits	$ 1,974	$ 1,760	$ 1,817
Post-employment benefits	160	148	142
Directors' fees	399	529	666
Total	$ 2,533	$ 2,437	$ 2,625